Schedule of Acquired Other Intangibles (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Acquisition Goodwill And Other Intangible Assets [Line Items]
Total, subject to amortization	$ 1,550
Total, Amount	2,000
Acquired Finite-lived Intangible Assets, Useful Life	45 years 2 months 12 days
Use Rights
Acquisition Goodwill And Other Intangible Assets [Line Items]
Other intangibles not subject to amortization	450
Customer Relationships
Acquisition Goodwill And Other Intangible Assets [Line Items]
Other intangibles subject to amortization	500
Acquired Finite-lived Intangible Assets, Useful Life	7 years
Use Rights And Other
Acquisition Goodwill And Other Intangible Assets [Line Items]
Other intangibles subject to amortization	$ 1,050
Acquired Finite-lived Intangible Assets, Useful Life	63 years 4 months 24 days